GOODWILL (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 30, 2011		Sep. 30, 2011		Sep. 30, 2011	Dec. 28, 2012		Dec. 30, 2011		Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Balance					$ 514.1	$ 522.0		$ 514.1
Acquisitions	70.1					266.3		70.1
Amortization expense						(101.2)		(60.6)		(49.2)
Other additions and foreign currency translation						5.1		(1.6)
Balance	522.0					692.2		522.0		514.1
Table of estimated future amortization expense of intangible assets [Abstract]
Future amortization expense, year one						108.7
Future amortization expense, year two						95.3
Future amortization expense, year three						83.4
Future amortization expense, year four						78.1
Future amortization expense, year five						72.1
Future amortization expense, after year five						254.6
Total estimated future amortization expense	522.0					692.2		522.0		514.1
Goodwill [Line Items]
Goodwill	2,773.0					3,247.1		2,773.0		3,393.2
Goodwill acquired						456.3		214.3
Goodwill impairment	(27.7)	[1]	(798.1)	[1]				(825.8)
Other adjustments						17.8	[2]	(8.7)	[2]
Goodwill (Textuals) [Abstract]
Goodwill alllocation adjustment						(1.7)		(5.3)
Goodwill adjustment resulting from the sale of our business								2.2
Foreign currency translation						(16.1)		(1.2)
Goodwill impairment review [Abstract]
Reporting unit fair value						6,684.0
Reporting unit carrying value						5,597.3
Goodwill impairment loss after tax	32.9				699.3	732.2
Infastructure and Environment Segment [Member]
Goodwill [Line Items]
Goodwill	758.1					772.9		758.1		754.6
Goodwill acquired								12.2
Other adjustments						14.8	[2]	(8.7)	[2]
Goodwill impairment review [Abstract]
Reporting unit fair value						1,512.0
Reporting unit carrying value						1,341.5
Reporting unit percent fair value above carrying value						12.70%
Federal Services Segment [Member]
Goodwill [Line Items]
Goodwill	708.6					710.3		708.6		854.8
Goodwill acquired								202.1
Goodwill impairment								(348.3)
Other adjustments						1.7	[2]
Goodwill impairment review [Abstract]
Reporting unit fair value						1,218.0
Reporting unit carrying value						1,017.0
Reporting unit percent fair value above carrying value						19.80%
Energy And Construction Segment [Member]
Goodwill [Line Items]
Goodwill	1,306.3					1,306.3		1,306.3		1,783.8
Goodwill impairment								(477.5)
Goodwill impairment review [Abstract]
Reporting unit fair value						2,242.0
Reporting unit carrying value						1,736.0
Reporting unit percent fair value above carrying value						29.10%
Energy And Construction Global Management And Operations Services Group [Member]
Goodwill [Line Items]
Goodwill	405.4					405.4		405.4		565.4
Goodwill impairment								(160.0)
Goodwill impairment review [Abstract]
Reporting unit fair value						834.0
Reporting unit carrying value						677.0
Reporting unit percent fair value above carrying value						23.20%
Energy And Construction Civil Construction And Mining Group [Member]
Goodwill [Line Items]
Goodwill	212.3					212.3		212.3		293.9
Goodwill impairment								(81.6)
Goodwill impairment review [Abstract]
Reporting unit fair value						356.0
Reporting unit carrying value						267.9
Reporting unit percent fair value above carrying value						32.90%
Energy And Construction Industrial Process Group [Member]
Goodwill [Line Items]
Goodwill	118.0					118.0		118.0		189.4
Goodwill impairment								(71.4)
Goodwill impairment review [Abstract]
Reporting unit fair value						263.0
Reporting unit carrying value						157.8
Reporting unit percent fair value above carrying value						66.70%
Energy And Construction Power Group [Member]
Goodwill [Line Items]
Goodwill	570.6					570.6		570.6		735.1
Goodwill impairment								(164.5)
Goodwill impairment review [Abstract]
Reporting unit fair value						789.0
Reporting unit carrying value						633.3
Reporting unit percent fair value above carrying value						24.60%
Oil and Gas Segment [Member]
Goodwill [Line Items]
Goodwill						457.6
Goodwill acquired						456.3
Other adjustments						1.3	[2]
Goodwill impairment review [Abstract]
Reporting unit fair value						1,712.0
Reporting unit carrying value						1,502.8
Reporting unit percent fair value above carrying value						19.40%
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life						40 years 0 months 0 days
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life						3 years 0 months 0 days
Customer Relationships Contracts Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Balance					487.3	491.1		487.3
Acquisitions	62.9					163.0		62.9
Amortization expense						(93.9)		(56.8)
Other additions and foreign currency translation						3.3		(2.3)
Balance	491.1					563.5		491.1
Table of estimated future amortization expense of intangible assets [Abstract]
Future amortization expense, year one						101.3
Future amortization expense, year two						89.2
Future amortization expense, year three						78.1
Future amortization expense, year four						72.7
Future amortization expense, year five						67.3
Future amortization expense, after year five						154.9
Total estimated future amortization expense	491.1					563.5		491.1
Customer Relationships Contracts Backlog [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life						16 years 0 months 0 days
Customer Relationships Contracts Backlog [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life						1 year 0 months 0 days
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Balance					24.9	25.6		24.9
Acquisitions	2.5					93.5		2.5
Amortization expense						(4.8)		(1.6)
Other additions and foreign currency translation						1.7		(0.2)
Balance	25.6					116.0		25.6
Table of estimated future amortization expense of intangible assets [Abstract]
Future amortization expense, year one						5.6
Future amortization expense, year two						4.6
Future amortization expense, year three						4.2
Future amortization expense, year four						4.3
Future amortization expense, year five						4.3
Future amortization expense, after year five						93.0
Total estimated future amortization expense	25.6					116.0		25.6
Trade Names [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life						40 years 0 months 0 days	[3]
Trade Names [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life						1 year 0 months 0 days	[3]
Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Balance					1.9	5.3		1.9
Acquisitions	4.7					9.8		4.7
Amortization expense						(2.5)		(2.2)
Other additions and foreign currency translation						0.1		0.9
Balance	5.3					12.7		5.3
Table of estimated future amortization expense of intangible assets [Abstract]
Future amortization expense, year one						1.8
Future amortization expense, year two						1.5
Future amortization expense, year three						1.1
Future amortization expense, year four						1.1
Future amortization expense, year five						0.5
Future amortization expense, after year five						6.7
Total estimated future amortization expense	$ 5.3					$ 12.7		$ 5.3
Lease Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life						13 years 0 months 0 days
Lease Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life						1 year 0 months 0 days

[1]	For the third quarter of 2011, we recorded an estimated goodwill impairment charge of $798.1 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $699.3 million and $9.03, respectively. During the fourth quarter of 2011, we finalized our step-two goodwill impairment analysis as of September 30, 2011 and recorded an additional goodwill impairment charge of $27.7 million. On a net, after-tax basis, this transaction resulted in decreases to net income and diluted EPS of $32.9 million and $0.43, respectively. See further discussion in Note 9, “Goodwill and Intangible Assets.”
[2]	For the year ended December 30, 2011, “Other Adjustments” include an adjustment for the final allocation of our purchase price of Scott Wilson of $5.3 million, an adjustment resulting from the sale of a business of $2.2 million, and an adjustment for foreign currency translation of $1.2 million. For the year ended December 28, 2012, “Other adjustments” include an adjustment for foreign currency translation of $16.1 million, and an adjustment for the final allocation of our purchase price of Apptis of $1.7 million.
[3]	During the fourth quarter of 2011, we revised the estimated useful life of the Scott Wilson trade name from 25 years to 12 years because we decided to reduce the use of the trade name. The estimated useful life of the Flint trade name in the U.S. and Canada is 40 years.